Shareholder Report, Holdings (Details) - S000030086	Jun. 30, 2026
Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Total Investments	13.60%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.80%
Utilities
Holdings [Line Items]
Percent of Total Investments	1.90%
Energy
Holdings [Line Items]
Percent of Total Investments	1.90%
Materials
Holdings [Line Items]
Percent of Total Investments	3.30%
Money Market Fund
Holdings [Line Items]
Percent of Total Investments	6.60%
Financials
Holdings [Line Items]
Percent of Total Investments	7.70%
Industrial
Holdings [Line Items]
Percent of Total Investments	8.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.00%
Health Care
Holdings [Line Items]
Percent of Total Investments	9.20%
Communications
Holdings [Line Items]
Percent of Total Investments	16.70%
Technology
Holdings [Line Items]
Percent of Total Investments	35.70%
United States
Holdings [Line Items]
Percent of Total Investments	71.40%
Israel
Holdings [Line Items]
Percent of Total Investments	4.30%
Sweden
Holdings [Line Items]
Percent of Total Investments	4.10%
Ireland
Holdings [Line Items]
Percent of Total Investments	3.40%
Australia
Holdings [Line Items]
Percent of Total Investments	3.20%